RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
Schedule of Accrued Compensation
	June 30, 2015	December 31, 2014
Wages	$1,115,922	$791,987
Vacation	160,155	114,941
Total accrued compensation	$1,276,077	$906,928